UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS
THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                    JANUARY 31, 2008 (UNAUDITED)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK - 97.5%
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                       --------     -----------
  CONSUMER DISCRETIONARY - 9.9%
     Harley-Davidson ...............................    23,000      $   933,340
     Lowe's ........................................    35,640          942,322
     Nike, Cl B ....................................    21,600        1,334,016
     Target ........................................    17,304          961,756
                                                                    -----------
                                                                      4,171,434
                                                                    -----------
  CONSUMER STAPLES - 4.6%
     PepsiCo .......................................    17,642        1,203,008
     Procter & Gamble ..............................    11,087          731,188
                                                                    -----------
                                                                      1,934,196
                                                                    -----------
  ENERGY - 11.3%
     Chevron .......................................     8,194          692,393
     ConocoPhillips ................................    15,378        1,235,161
     Noble Energy ..................................    22,495        1,632,687
     Weatherford International * ...................    20,000        1,236,200
                                                                    -----------
                                                                      4,796,441
                                                                    -----------
  FINANCIALS - 16.7%
     American Express ..............................    16,993          838,095
     Bank of America ...............................    15,950          707,383
     Capital One Financial .........................    11,245          616,338
     Citigroup .....................................    24,983          705,020
     Franklin Resources ............................    11,201        1,167,480
     Goldman Sachs Group ...........................     4,710          945,627
     MetLife .......................................    20,800        1,226,576
     Wells Fargo ...................................    25,440          865,214
                                                                    -----------
                                                                      7,071,733
                                                                    -----------
  HEALTH CARE - 13.0%
     Abbott Laboratories ...........................    16,340          919,942
     Genzyme * .....................................    20,000        1,562,600
     Medco Health Solutions * ......................    22,000        1,101,760
     Schering-Plough ...............................    27,275          533,772
     Stryker .......................................    20,544        1,375,831
                                                                    -----------
                                                                      5,493,905
                                                                    -----------
  INDUSTRIALS - 16.0%
     Aecom Technology * ............................    40,000          985,200
     Burlington Northern Santa Fe ..................    13,596        1,176,326
     Cummins .......................................    17,580          848,763
     General Electric ..............................    29,903        1,058,865
     L-3 Communications Holdings, Cl 3 .............     8,764          971,314
     Lockheed Martin ...............................     9,675        1,044,126
     Parker Hannifin ...............................    10,000          676,100
                                                                    -----------
                                                                      6,760,694
                                                                    -----------

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                    JANUARY 31, 2008 (UNAUDITED)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                       --------     -----------
  INFORMATION TECHNOLOGY - 16.0%
     Accenture, Cl A ...............................    38,500      $ 1,332,870
     Activision * ..................................    25,000          646,750
     Apple * .......................................     7,570        1,024,675
     Corning .......................................    44,440        1,069,671
     Microsoft .....................................    19,223          626,670
     Oracle * ......................................    52,600        1,080,930
     Qualcomm ......................................    22,985          975,024
                                                                    -----------
                                                                      6,756,590
                                                                    -----------
  MATERIALS - 3.3%
     Nucor .........................................     9,280          536,384
     Praxair .......................................    10,680          864,119
                                                                    -----------
                                                                      1,400,503
                                                                    -----------
  TELECOMMUNICATION SERVICES - 2.2%
     AT&T ..........................................    24,000          923,760
                                                                    -----------

  UTILITIES - 4.5%
     Exelon ........................................    12,800          975,232
     PPL ...........................................    19,195          939,019
                                                                    -----------
                                                                      1,914,251
                                                                    -----------
     TOTAL COMMON STOCK
        (Cost $34,347,793) .........................                 41,223,507
                                                                    -----------

--------------------------------------------------------------------------------
  SHORT-TERM INVESTMENTS - 2.6%
--------------------------------------------------------------------------------
     HighMark Diversified Money Market
        Fund, 4.290% (A)
        (Cost $1,100,365) .......................... 1,100,365        1,100,365
                                                                    -----------

     TOTAL INVESTMENTS - 100.1%
        (Cost $35,448,158)  + ......................                $42,323,872
                                                                    ===========

  PERCENTAGES ARE BASED ON NET ASSETS OF $42,293,451.

  *   NON-INCOME PRODUCING SECURITY.
  (A) THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
      2008.
  CL  - CLASS

  + AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $35,448,158, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,863,967 AND $(1,988,253), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




CBT-QH-001-0500

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008

By (Signature and Title)*                    /s/ Michael Lawson
                                             -------------------------------
                                             Michael Lawson
                                             Controller & CFO

Date: March 26, 2008



* Print the name and title of each signing officer under his or her signature.